SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Premium Rich Engineering Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (trade)	[1]	$ 18,494		$ 37,302
Amount due from you (non-trade)	[1]			3,402
Amount due to you (non-trade)	[1]	8,491	40,602	24,744
Sales during the year	[1]	204,297	209,202	532,704
Expenses charged to you	[1]			2,952
Rental income charged to you	[1]		900	4,950
Direct cost charged by you	[1]	165,140	102,866	42,124
Expense charged by you	[1]		12,747	99,518
Deposit received from you	[1]		3,600	3,600
Advance paid from you (trade)	[1]		15,565
LRS Premium Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (non-trade)	[2]			272,096
Amount due to you (non-trade)	[2]	31,062	813,724	100,915
Expense charged by you	[2]	456,711	456,477	205,984
Prepayment to you	[2]			569,252
Deposit paid	[2]		778,000	878,000
Rental charged by you	[2]	958,330	1,149,996	622,915
Hing Fatt Building & Material Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (trade)	[3]	4,878	31,975	7,003
Amount due from you (non-trade)	[3]			11,664
Amount due to you (non-trade)	[3]			90
Sales during the year	[3]	54,437	56,521	6,484
Expense charged by you	[3]	9,682		90
Rental charged to you	[3]		1,350	10,800
Team General Construction Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (trade)	[4]	4,822	39,502	5,181
Amount due to you (non-trade)	[4]			65
Sales during the year	[4]	116,406	205,586	106,037
Expenses charged to you	[4]		2,100	47
Rental income charged to you	[4]	278,256	61,580
Expense charged by you	[4]	$ 257		$ 385

[1]	100% shares held by our Company’s Chief Executive Officer, Mr Gao
[2]	60% shares held by Mr Gao
[3]	100% shares held by Mr Gao
[4]	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.